Income Taxes - Summary Of Income Tax Effects Of Temporary Differences Between The Book Value And Tax Basis Of Assets And Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets:
Net operating losses	$ 241.9	$ 94.1
Foreign tax credits	0.0	7.2
Intangible assets	9.5	0.0
Accrued compensation	42.9	50.7
Operating leases- liabilities	83.5	24.4
Other assets	50.7	14.5
Reserves	21.1	8.0
Interest	68.0	21.8
Total deferred tax assets	517.6	220.7
Valuation allowance	(341.6)	(152.2)
Deferred tax assets, net of valuation allowance	176.0	68.5
Deferred tax liabilities:
Intangible assets	0.0	(8.0)
Investment in film and television programs	(56.9)	(3.6)
Unrealized gains on derivative contracts	(32.9)	(33.5)
Operating leases - assets	(78.2)	(21.9)
Other	(21.7)	(19.6)
Total deferred tax liabilities	(189.7)	(86.6)
Net deferred tax liabilities	(13.7)	(18.1)
Starz Business of Lions Gate Entertainment Corp
Deferred tax assets:
Net operating losses	207.6	188.2
Foreign tax credits	8.3	6.4
Programming content	92.8	68.5
Accrued compensation	11.7	11.3
Operating leases- liabilities	15.5	17.2
Other assets	7.7	9.3
Fixed assets	4.5	0.9
Reserves	1.8	1.3
Interest	23.4	13.3
Total deferred tax assets	373.3	316.4
Valuation allowance	(141.3)	(92.2)
Deferred tax assets, net of valuation allowance	232.0	224.2
Deferred tax liabilities:
Intangible assets	(229.2)	(304.7)
Operating leases - assets	(10.7)	(12.6)
Other	(3.1)	(4.1)
Total deferred tax liabilities	(243.0)	(321.4)
Net deferred tax liabilities	$ (11.0)	$ (97.2)